Property, Equipment and Improvements, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 262	$ 230	$ 990	$ 647
Finance lease right-of-use asset amortization	$ 114	$ 134	$ 488	$ 359